ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jan. 01, 2026	Sep. 03, 2025	Jul. 31, 2025	Apr. 29, 2025
Fair value of assets and liabilities acquired
Property, plant and equipment		$ 1,100
U.S. bulk fiber network
Consideration transferred
Cash			$ 808
Total consideration			808
Fair value of assets and liabilities acquired
Cash and cash equivalents			320
Accounts receivable and other			323
Property, plant and equipment			2,657
Intangible assets			1,673
Goodwill			2,458
Accounts payable and other liabilities			(370)
Lease liabilities			(35)
Non-recourse borrowings			(2,967)
Deferred income tax liabilities			(112)
Net assets acquired before non-controlling interest			3,947
Non-controlling interest			(3,139)
Net assets acquired			$ 808
U.S. Refined Products Pipeline System
Consideration transferred
Cash				$ 920
Total consideration				920
Fair value of assets and liabilities acquired
Cash and cash equivalents				110
Accounts receivable and other				446
Property, plant and equipment				8,898
Goodwill				1,979
Accounts payable and other liabilities				(522)
Lease liabilities				(21)
Non-recourse borrowings				(2,686)
Deferred income tax liabilities				(1,979)
Net assets acquired before non-controlling interest				6,225
Non-controlling interest				(5,305)
Net assets acquired				$ 920
Brazilian electricity transmission operation
Consideration transferred
Cash					$ 45
Pre-existing interest in business					134
Total consideration					179
Fair value of assets and liabilities acquired
Cash and cash equivalents					67
Accounts receivable and other					40
Intangible assets					1,330
Goodwill					54
Accounts payable and other liabilities					(144)
Non-recourse borrowings					(563)
Deferred income tax liabilities					(201)
Net assets acquired before non-controlling interest					583
Non-controlling interest					(404)
Net assets acquired					$ 179
Individually Insignificant Business Combinations
Consideration transferred
Cash	$ 173
Contingent consideration	17
Total consideration	190
Fair value of assets and liabilities acquired
Cash and cash equivalents	18
Accounts receivable and other	75
Property, plant and equipment	226
Intangible assets	69
Goodwill	110
Accounts payable and other liabilities	(47)
Lease liabilities	(65)
Non-recourse borrowings	(77)
Deferred income tax liabilities	(28)
Net assets acquired before non-controlling interest	281
Non-controlling interest	(91)
Net assets acquired	$ 190